Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2018
Prospectus Date	rr_ProspectusDate	May 18, 2018